Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 229,974	$ 73,702
Account receivable	97
Prepaid expenses and other current assets	28,105	15,344
Total current assets	258,176	89,046
Property and equipment, net	8,608	7,272
Intangible assets, net	23	43
Other non-current assets	1,805	1,029
Total assets	268,612	97,390
CURRENT LIABILITIES:
Accounts payable	8,093	5,817
Accrued expenses and other current liabilities	10,719	6,617
Total current liabilities	18,812	12,434
Total liabilities	18,812	12,434
Commitments and contingencies (Note 12)
SHAREHOLDERS’ EQUITY:
Preferred shares, £0.00001 par value, no shares authorized as of December 31, 2020; 300,000,000 shares authorized as of December 31, 2019; no shares issued and outstanding at December 31, 2020; 106,081,025 issued and outstanding at December 31, 2019		1
Additional paid-in capital	456,293	207,622
Accumulated other comprehensive Gain (loss)	9,342	(2,999)
Accumulated deficit	(215,990)	(119,668)
Total shareholders’ equity	249,800	84,956
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	268,612	$ 97,390
Deferred Shares
SHAREHOLDERS’ EQUITY:
Deferred shares, value	2
Deferred B Shares
SHAREHOLDERS’ EQUITY:
Deferred shares, value	$ 153